Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Transfers of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Transfers of assets from level 2 to level 1	0	0	0	0	0	0
Transfers of liabilities from level 1 to level 2	0	0	0	0	0	0
Transfers of liabilities from level 2 to level 1	0	0	0	0	0	0
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	106,054	142,531	185,165	270,127	457,531	50,384
Other Noninterest Income	17,203	9,453	34,194	16,760	44,670	8,573	6,785
Loans held for sale
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	35,651	(36,203)	40,169	(41,641)	(19,353)	(3,297)
Total Changes in Fair Value	35,651	(36,203)	40,169	(41,641)	(19,353)	(3,297)
Mortgage servicing asset
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	(1,438)	501	920	726	18,069	190
Total Changes in Fair Value	(1,438)	501	920	726	18,069	190
Time deposits
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Other Noninterest Income		4		12	12	7
Total Changes in Fair Value		$ 4		$ 12	$ 12	$ 7